Deposits (Narrative) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)	Mar. 30, 2018 JPY (¥)	Mar. 30, 2018 USD ($)	Mar. 31, 2017 JPY (¥)
Deposits [Line Items]
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits	¥ 27,381,920			¥ 27,891,132
Foreign [Member]
Deposits [Line Items]
Time deposits, including certificates of deposits ("CDs"), issued in amount of U.S.$100,000 or more, Foreign deposits	¥ 22,386,612			¥ 22,944,072
Minimum [Member]
Deposits [Line Items]
Issue amount of domestic time deposits in Japanese Yen		¥ 10
U.S.$ equivalent of JPY10 million based on Federal Reserve Bank of New York's noon buying rate | $			$ 94,000
Issue amount of foreign time deposits in U.S. dollars | $			$ 100,000